UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2016 to September 30, 2016

Commission File Number of issuing entity: 333-190866-01

Central Index Key Number of issuing entity: 0001591602

California Republic Auto Receivables Trust 2013-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207639

Central Key Index Number of depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Key Index Number of sponsor: 0001603949

California Republic Bank

(Exact name of sponsor as specified in its charter)

Delaware	38-7101948
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

18400 Von Karman, Suite 1100, Irvine, CA	92612
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 270-9700

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

		Registered/reporting pursuant to (check one)		Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2013-2 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the October 17, 2016 distribution date, attached as Exhibit 99.1.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the Securities and Exchange Commission on January 29, 2016 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001561326.

PART II – OTHER INFORMATION

Item 9. Exhibits

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC
(Depositor)

/s/ Mark K. Olson
Mark K. Olson
EVP, Chief Financial Officer

Date:  October 17, 2016

EXHIBIT INDEX

Exhibit No.	Description

99.1	Distribution report of the issuing entity.